Unrecognized Tax Benefit Reconciliation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of year	$ 29	$ 39	$ 39
Change attributable to tax positions taken during a prior period			(10)
Change attributable to withdrawal of tax positions previously taken or expected to be taken			(6)
Change attributable to tax positions taken during the current period	8	12	19
Decrease attributable to settlements with taxing authorities	(2)	(20)
Decrease attributable to lapse of statute of limitations	(1)	(2)	(3)
Unrecognized tax benefit at end of year	$ 34	$ 29	$ 39